Disaggregation of Revenue	3 Months Ended
Mar. 31, 2023
Disaggregation Of Revenue
Disaggregation of Revenue

NOTE 4 – Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software as a service, design and implementation services for its enterprise apps solutions systems, and professional services for work performed in conjunction with its systems.

Revenues consisted of the following (in thousands):

	Successor	Predecessor
	Period from March 15, 2023 to March 31, 2023	Period from January 1, 2023 to March 14, 2023	Three months ended March 31, 2022
Subscription revenue
Software	240	1,204	1,259
Total subscription revenue	$240	$1,204	$1,259

Non-subscription revenue
Professional services	102	416	1,323
Total non-subscription revenue	$102	$416	$1,323

Total Revenue	$342	$1,620	$2,582

	Successor	Predecessor
	Period from March 15, 2023 to March 31, 2023	Period from January 1, 2023 to March 14, 2023	Three months ended March 31, 2022
Revenue recognized over time(1)(2)	342	1,620	2,582
Total	$342	$1,620	$2,582

(1)	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
(2)	Software As A Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized overtime.